COMMON STOCK/PAID IN CAPITAL (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Stockholders' Equity Note [Abstract]
Schedule of fair value assumptions for warrants

The fair value of the warrants were determined using the Black Scholes valuation model with the following key assumptions:

Warrants Issue Date	June 2016	July 2016	August 2016	November 2016	June 2017	July 2017	August 2017	January 2018
Warrants Outstanding	12.6 million	10.0 million	3.3 million	1.7 million	3.1 million	2.5 million	1.25 million	2.8 million
Stock Price (1)	$0.054	$0.040	$0.032	$0.029	$0.025	$0.019	$0.016	$0.11
Exercise Price	$0.03	$0.03	$0.03	$0.03	$0.03	$0.03	$0.03	$0.10
Term (2)	3 years	3 years	3 years	3 years	2 years	2 years	2 years	1.5 years
Risk Free Rate	.87%	.80%	.88%	1.28%	1.35%	1.35%	1.33%	1.89%
Volatility	135%	138%	137%	131%	135%	136%	135%	163%

(1) Fair market value on the date of agreement.

(2) Average term.

The fair value of the warrants were determined using the Black Scholes valuation model with the following key assumptions:

December 2018
Number of Warrants Issued	9,662,500
Stock Price	$0.044
Exercise Price	$0.09
Term	3 years
Risk Free Rate	2.46%
Volatility	149%

The fair value of the warrants were determined using the Black Scholes valuation model with the following key assumptions:

	June 2016	July 2016	August 2016	November 2016	June 2017	July 2017	August 2017	January 2018
Warrants Issued	12.9 million	10.0 million	3.3 million	1.7 million	3.2 million	2.5 million	1.25 million	2.8 Million
Stock Price:	$0.054 (1)	$0.040 (1)	$0.032 (1)	$0.029 (1)	$0.025 (1)	$0.019 (1)	$0.016 (1)	$0.11
Exercise Price	$0.03	$0.03	$0.03	$0.03	$0.03	$0.03	$0.03	$0.10
Term	3 years	3 years	3 years	3 years	2 years	2 years	2 years	1.5 years
Risk Free Rate	.87%	.80%	.88%	1.28%	1.35%	1.35%	1.33%	1.89%
Volatility	135%	138%	137%	131%	135%	136%	135%	163%

(1)	Fair market value on the date of agreement.

Schedule of warrants issued in conjunction with Financing Notes

Below is a summary of warrants issued in conjunction with convertible notes which were paid in full as of September 30, 2018. The warrants are outstanding at March 31, 2019.

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Remaining Contractual Life (Yrs)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.10	550,000	2.75	$0.10	550,000	$0.10
$0.10	1,100,000	2.96	$0.10	1,100,000	$0.10
$0.10	1,100,000	3.55	$0.10	1,100,000	$0.10
$0.10	1,100,000	3.71	$0.10	1,100,000	$0.10

A summary of warrants, issued in conjunction with the Bridge Financing Notes and outstanding at September 30, 2018:

		Warrants Outstanding			Warrants Exercisable
Date Issued	Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (Yrs)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
June 2016	$0.03	12,566,667	.69	$0.03	12,566,667	$0.03
July 2016	$0.03	10,000,000	.79	$0.03	10,000,000	$0.03
August 2016	$0.03	3,333,333	.88	$0.03	3,333,333	$0.03
November 2016	$0.03	1,666,667	1.13	$0.03	1,666,667	$0.03
June 2017	$0.03	3,141,667	.69	$0.03	3,141,667	$0.03
July 2017	$0.03	2,500,000	.79	$0.03	2,500,000	$0.03
August 2017	$0.03	833,333	.88	$0.03	833,333	$0.03
August 2017	$0.03	416,667	1.13	$0.03	416,667	$0.03
January 2018	$0.10	2,790,000	.78	$0.10	2,790,000	$0.10

A summary of the Financing Note warrants, issued in conjunction with the Financing Notes and outstanding at September 30, 2018:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Remaining Contractual Life (Yrs)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.10	550,000	3.25	$0.10	550,000	$0.10
$0.10	1,100,000	3.46	$0.10	1,100,000	$0.10
$0.10	1,100,000	4.04	$0.10	1,100,000	$0.10
$0.10	1,100,000	4.21	$0.10	1,100,000	$0.10